Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2021
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

37           Additional information: condensed financial statements of the Company

The condensed financial statements of Aesthetic Medical International Holdings Group Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and loans to subsidiaries are presented on the condensed financial statements as “Investment in subsidiaries and due from subsidiaries” and the profit of the subsidiaries is presented as “Profit from subsidiaries” in the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

As of December 31, 2020 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Condensed balance sheets of the parent company

	2020	2021
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	452,109	—
Current assets
Other receivables, deposits and prepayments	4,504	—
Cash and cash equivalents	11,500	5,250
	16,004	5,250
Total assets	468,113	5,250
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	(1,554)
Other reserves	427,290	(42,434)
Total equity	425,736	(43,988)
LIABILITIES
Non‑current liabilities
Convertible note	34,190	38,059
	34,190	38,059
Current liabilities
Accruals, other payables and provisions	8,187	11,179
Total liabilities	42,377	49,238
Total equity and liabilities	468,113	5,250

37           Additional information: condensed financial statements of the Company (Continued)

Condensed statements of comprehensive income of the parent company

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) from subsidiaries	40,231	(140,096)	(469,724)
Selling expenses	(1,889)	(1,228)	(511)
General and administrative expenses	(72,908)	(103,982)	(47,188)
Finance income	—	—	—
Finance costs	(4,144)	—	(338)
Other loss, net	—	—	(6,968)
Fair value loss of convertible redeemable preferred shares	136,656	—	—
Fair value loss of convertible note	(5,193)	(1,599)	(4,240)
Fair value loss of exchangeable note liabilities	45,274	—	—
Fair value loss of derivative financial instrument	301	—	—
(Loss)/profit before income tax	138,328	(246,905)	(528,969)
Income tax expense	—	—	—
(Loss)/profit for the year	138,328	(246,905)	(528,969)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	672	(731)	574
Total other comprehensive income/(loss) for the year, net of tax	672	(731)	574
Total comprehensive income/(loss) for the year	139,000	(247,636)	(528,395)

Condensed statements of cash flows of the parent company

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(55,411)	(76,639)	(6,250)
Net cash used in investing activities	(7,940)	(8,372)	—
Net cash generated from financing activities	101,977	30,953	—
Net increase/(decrease) in cash and cash equivalents	38,626	(54,058)	(6,250)
Cash and cash equivalents at beginning of the year	26,932	65,558	11,500
Cash and cash equivalents at end of the year	65,558	11,500	5,250